Praxis Impact Bond Fund Class A (MIIAX) and Class I (MIIIX)

(formerly named Praxis Intermediate Income Fund)

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Fund Class A (MMSCX) and Class I (MMSIX)

Praxis Genesis Conservative Portfolio Class A (MCONX)

Praxis Genesis Balanced Portfolio Class A (MBAPX)

Praxis Genesis Growth Portfolio Class A (MGAFX)

Each a separate Investment Portfolio of the

Praxis Mutual Funds

Supplement Dated August 8, 2016 to

Prospectus Dated April 30, 2016

At a Meeting of the Board of Trustees of the Trust held on May 12-13, 2016 BHIL Distributors, LLC (“BHIL”) was approved as underwriter, replacing BHIL Distributors, Inc. effective August 1, 2016.

Also effective August 1, 2016, Foreside Management Services, LLC (“Foreside”), through an assignment from Beacon Hill Fund Services, Inc. (“Beacon Hill”), assumed the role of the Trust’s business manager and administrator in connection with the acquisition of Beacon Hill by Foreside Financial Group, LLC. The acquisition of Beacon Hill by Foreside Financial Group, LLC and the assignment of the role of the Trust’s business manager and administrator to Foreside did not result in any changes to the services provided to the Funds or the personnel providing those services.

In connection with these changes, the following amendments are being made to the Prospectus:

On page 63, the paragraph under the section titled “The Distributor and Administrator” is deleted and replaced with the following:

BHIL Distributors, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, is the Funds’ distributor. Foreside Management Services, LLC (“Foreside”), 325 John H. McConnell Boulevard, Suite 150, Columbus, OH 43215, is the Funds’ administrator.

All references to BHIL Distributors, Inc. are changed to BHIL Distributors, LLC (“Distributor”) and all references to BHIL are revised to Distributor.

This Supplement and Statement of Additional Information dated April 30, 2016, provide the information a prospective investor ought to know before investing and should be retained for future reference.

Praxis Impact Bond Fund Class A (MIIAX) and Class I (MIIIX)

(formerly named Praxis Intermediate Income Fund)

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Fund Class A (MMSCX) and Class I (MMSIX)

Praxis Genesis Conservative Portfolio Class A (MCONX)

Praxis Genesis Balanced Portfolio Class A (MBAPX)

Praxis Genesis Growth Portfolio Class A (MGAFX)

Each a separate Investment Portfolio of the

Praxis Mutual Funds

Supplement Dated August 8, 2016 to

Statement of Additional Information Dated April 30, 2016

At a Meeting of the Board of Trustees of the Trust held on May 12-13, 2016 BHIL Distributors, LLC (“BHIL”) was approved as underwriter, replacing BHIL Distributors, Inc. effective August 1, 2016.

Also effective August 1, 2016, Foreside Management Services, LLC (“Foreside”), through an assignment from Beacon Hill Fund Services, Inc. (“Beacon Hill”), assumed the role of the Trust’s business manager and administrator in connection with the acquisition of Beacon Hill by Foreside Financial Group, LLC. The acquisition of Beacon Hill by Foreside Financial Group, LLC and the assignment of the role of the Trust’s business manager and administrator to Foreside did not result in any changes to the services provided to the Funds or the personnel providing those services.

In connection with these changes, the following amendments are being made to the Statement of Additional Information:

On page 30, the first two paragraphs under the section titled “Business Manager and Administrator” are deleted and replaced with the following:

Effective March 1, 2016, Beacon Hill Fund Services, Inc. (“Beacon Hill”), 325 John H. McConnell Blvd., Suite 150, Columbus, Ohio 43215, has served as the Trust’s Business Manager and Administrator. Beacon Hill and the Trust have entered into a Services Agreement for Trust & Regulatory Governance with respect to the Funds. This Agreement supplemented and replaced the prior Fund Compliance Services Agreement and Financial Controls Services Agreement with Beacon Hill. Effective August 1, 2016, Foreside Management Services, LLC (“Foreside”), through an assignment from Beacon Hill, assumed the role of the Trust’s business manager and administrator in connection with the acquisition of Beacon Hill by Foreside Financial Group, LLC. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and

Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Effective March 1, 2016, Ultimus Fund Solutions, LLC (“Ultimus”) has served as the financial administrator and fund accountant for the Funds. Pursuant to the terms of the Master Services Agreement between Foreside and Ultimus (the “Fund Accounting Agreement”), Ultimus provides various administrative and fund accounting services to the Fund, which include (i) computing the Fund’s net asset value for purposes of the sale and redemption of its shares, (ii) computing the Fund’s dividend payables, (iii) preparing certain periodic reports and statements, and (iv) maintaining the general ledger accounting records for the Fund.

On page 31, the first sentence under the section titled “Distributor” is deleted and replaced with the following:

BHIL Distributors, LLC (“Distributor”), a subsidiary of Foreside Financial Group, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the Company’s principal underwriter and, as such, is exclusive agent for distribution of shares of the Funds.

All references to Beacon Hill Fund Services, Inc. are changed to Foreside Management Services, LLC (“Foreside”) and all references to Beacon Hill are revised to Foreside. Similarly, all references to BHIL Distributors, Inc. are changed to BHIL Distributors, LLC (“Distributor”) and all references to BHIL are revised to Distributor.

All other information contained in the Statement of Additional Information remains unchanged.

This Supplement and the prospectus dated April 30, 2016, and Statement of Additional Information dated April 30, 2016, provide the information a prospective investor ought to know before investing and should be retained for future reference.